Condensed Financial Information of Registrant (SMFG) - Condensed Statement of Cash Flows (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating Activities:
Profit before tax	¥ 654,246	¥ 1,207,789	¥ 1,261,876
Income taxes paid—net	(493,128)	(200,183)	(386,659)
Other operating activities—net	1,578,664	83,657	(933,671)
Net cash and cash equivalents provided by (used in) operating activities	3,066,127	1,036,630	(5,239,906)
Investing Activities:
Investments in associates and joint ventures	(36,164)	(350,938)	(57,464)
Other investing activities—net	(4)	(4)	(2)
Net cash and cash equivalents provided by (used in) investing activities	(4,530,784)	(816,554)	5,799,264
Financing Activities:
Proceeds from issuance of other equity instruments	409,972	698,552	116,940
Dividends paid to shareholders	(412,120)	(348,010)	(301,600)
Coupons paid to other equity instruments holders	(31,636)	(13,763)	(11,310)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(251,448)	(211,217)	(138,507)
Net cash and cash equivalents provided by (used in) financing activities	(612,300)	166,184	(459,548)
Net increase (decrease) of cash and cash equivalents	(2,187,682)	2,093,571	1,000,282
Cash and cash equivalents at beginning of period	77,437,806	75,344,235	74,343,953
Cash and cash equivalents at end of period	75,250,124	77,437,806	75,344,235
SMFG [member]
Operating Activities:
Profit before tax	993,839	559,195	404,132
Income taxes paid—net	32,052	78,036	387
Other operating activities—net	(34,924)	63,260	359,237
Net cash and cash equivalents provided by (used in) operating activities	990,967	700,491	763,756
Investing Activities:
Investments in subsidiaries	(93,679)	(377,437)	(19,796)
Investments in associates and joint ventures	(507)	(26,962)
Other investing activities—net	(4,697)	(5,995)	(2,770)
Net cash and cash equivalents provided by (used in) investing activities	(589,710)	(1,679,524)	(749,789)
Financing Activities:
Net increase (decrease) of short-term borrowings from SMBC	(28,000)	220,000	(20,380)
Proceeds from issuance of long-term borrowings	0	1,263,169	61,042
Redemption of long-term borrowings	(13,000)	(1,259,255)	(36,046)
Proceeds from issuance of debt securities	1,403,275	1,260,767	1,191,048
Proceeds from issuance of other equity instruments	407,939	694,862	116,346
Redemption of debt securities	(1,255,520)	(564,970)	(861,730)
Redemption of other equity instruments	0		(85,000)
Dividends paid to shareholders	(412,120)	(348,010)	(301,600)
Coupons paid to other equity instruments holders	(31,636)	(13,763)	(11,310)
Purchases of treasury stock and proceeds from sales of treasury stock—net	(251,448)	(211,218)	(138,507)
Net cash and cash equivalents provided by (used in) financing activities	(180,510)	1,041,582	(86,137)
Net increase (decrease) of cash and cash equivalents	220,747	62,549	(72,170)
Cash and cash equivalents at beginning of period	309,526	246,977	319,147
Cash and cash equivalents at end of period	530,273	309,526	246,977
SMFG [member] | Sumitomo mitsui banking corporation [member]
Investing Activities:
Loans provided to SMBC	¥ (490,827)	¥ (1,269,130)	¥ (727,223)